Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of accounts receivables and unbilled revenue, and unbilled services and unearned revenue
Accounts receivables and unbilled revenue are as follows:

	September 30, 2022	December 31, 2021
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$1,458,753	$1,349,851
Unbilled services (unbilled revenue)	894,291	623,121
Accounts receivable and unbilled revenue, gross	2,353,044	1,972,972
Allowance for credit losses	(23,743)	(7,081)
Accounts receivable and unbilled revenue, net	$2,329,301	$1,965,891

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	September 30, 2022	December 31, 2021	$ Change	% Change

Unbilled services (unbilled revenue)	$894,291	$623,121	$271,170	43.5%
Unearned revenue (payments on account)	(1,395,160)	(1,323,961)	(71,199)	5.4%
Net balance	$(500,869)	$(700,840)	$199,971	(28.5)%